Condensed Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (534,344)	$ (4,061,681)	$ 4,191,660	$ (109,449)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liability	279,026	3,758,993	(3,925,561)	(45,071)
Interest earned on marketable securities held in Trust Account	(49,785)	(4,020)	(513,916)	(519,105)
Unrealized loss on marketable securities held in Trust Account	13,602
Transaction costs allocable to warrant liabilities	187,916
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(23,017)	(4,500)	(95,450)	(35,983)
Accounts payable and accrued expenses	42,281	110,715	28,857	356,467
Net cash used in operating activities	(84,321)	(200,493)	(314,410)	(353,141)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(80,500,000)
Net cash used in investing activities	(80,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000
Proceeds from issuance of Representative Shares	6
Proceeds from sale of Units, net of underwriting discounts paid	78,688,750
Proceeds from sale of Private Warrants	2,811,250
Proceeds from promissory note – related party	60,000	65,000
Repayment of promissory note – related party	(27,709)		(32,291)	(32,291)
Payments of related party expenses				(7,335)
Payment of offering costs	(444,234)
Net cash provided by (used in) financing activities	81,113,063	65,000	(32,291)	(39,626)
Net Change in Cash	528,742	(135,493)	(346,701)	(392,767)
Cash – Beginning		135,975	528,742	528,742
Cash – Ending	528,742	482	182,041	135,975
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to redemption	67,235,420
Change in value of Class A ordinary shares subject to possible redemption	(300,217)	$ (4,992,390)	$ 4,191,660	(109,449)
Issuance of Representative Shares	$ 863